Investment in film and television programs - Continuity of investment in film and television programs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Inventories [Abstract]
Net opening investment in film and television programs	$ 195,180	$ 140,444
Increase in development costs	434	238
Cost of productions (completed and released and productions in progress), net of government assistance and third-party assistance	33,088	88,021
Expense of investment in film and television programs	(33,554)	(24,348)
Write-down of investment in film and television programs	(4,779)	(1,177)
Increase of program and film rights - broadcasting	14,110	15,839
Expense of program and film rights - broadcasting	(18,546)	(22,515)
Write-down of program and film rights - broadcasting	(2,787)	0
Foreign exchange	2,862	(1,322)
Net ending investment in film and television programs	$ 186,008	$ 195,180